Earnings (Loss) Per Share (Tables)	9 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The details of the earnings per share calculations for the three and nine months ended September 30, 2020 and 2019 are as follows (in millions, except per share and per share amounts:

	Nine months ended September 30, 2020	Nine months ended September 30, 2019(1)
Net income (loss) attributable to common shareholders	$(258.5)	$(106.9)
Weighted-average number of ordinary shares outstanding – basic	299,266,849	118,261,955
Dilutive effect of equity-based compensation and warrants	—	—
Weighted-average number of ordinary shares outstanding – diluted	299,266,849	118,261,955
Net income per share attributable to common shareholders
Basic	$(0.86)	$(0.90)
Diluted	(0.86)	(0.90)
(1)

The Business Combination was accounted for as a reverse capitalization in accordance with U.S. GAAP. See Note 1 “Description of the Business”. Accordingly, weighted-average shares outstanding for purposes of the earnings per share calculation have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination (1.0 Vertiv Holdings share to 118.261955 Vertiv Holdings Co shares).